Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Due from related parties	$ 2,337	$ 1,564
Accounts payable	73,018	47,501
Accrued and other short-term liabilities	164,269	131,651
Receipts in advance	66,199	59,574
Accrued salary and benefits	29,719	22,794
Taxes payable	56,481	12,336
Due to related parties	$ 23,109	$ 84,700
Treasury stock, par value (in dollars per share)	$ 0.001	$ 0.001
Treasury stock, shares (in shares)	15,233,300	16,275,800
Class A Ordinary Shares [Member]
Ordinary Shares, par value (in dollars per share)	$ 0.001
Ordinary Shares, shares authorized (in shares)	571,242,125
Ordinary Shares, shares issued (in shares)	123,314,237
Ordinary Shares, shares outstanding (in shares)	108,080,937
Class B Ordinary Shares [Member]
Ordinary Shares, par value (in dollars per share)	$ 0.001
Ordinary Shares, shares authorized (in shares)	278,757,875
Ordinary Shares, shares issued (in shares)	278,757,875
Ordinary Shares, shares outstanding (in shares)	278,757,875
Pre-IPO [Member] | Series A Preferred Shares [Member]
Pre-IPO Preferred Shares, par value (in dollars per share)		$ 0.001
Pre-IPO Preferred Shares, shares authorized (in shares)	0	62,400,000
Pre-IPO Preferred Shares, shares issued (in shares)	0	62,400,000
Pre-IPO Preferred Shares, shares outstanding (in shares)	0	32,000,000
Pre-IPO [Member] | Series B Preferred Shares [Member]
Pre-IPO Preferred Shares, par value (in dollars per share)		$ 0.001
Pre-IPO Preferred Shares, shares authorized (in shares)	0	65,431,579
Pre-IPO Preferred Shares, shares issued (in shares)	0	65,431,579
Pre-IPO Preferred Shares, shares outstanding (in shares)	0	65,431,579
Pre-IPO [Member] | Class A Ordinary Shares [Member]
Ordinary Shares, par value (in dollars per share)		$ 0.001
Ordinary Shares, shares authorized (in shares)		391,100,000
Ordinary Shares, shares issued (in shares)		173,502,295
Ordinary Shares, shares outstanding (in shares)		157,226,495
Pre-IPO [Member] | Class B Ordinary Shares [Member]
Ordinary Shares, par value (in dollars per share)		$ 0.001
Ordinary Shares, shares authorized (in shares)		79,368,421
Ordinary Shares, shares issued (in shares)		79,368,421
Ordinary Shares, shares outstanding (in shares)		79,368,421
Consolidated VIEs [Member]
Accounts payable	$ 18,955	$ 484
Accrued and other short-term liabilities	15,989	36,464
Receipts in advance	7,889	5,663
Accrued salary and benefits	1,292	876
Taxes payable	9,232	2,663
Due to related parties	$ 20,394	$ 13,050